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                                                        OMB APPROVAL
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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5460

                          AIM Treasurer's Series Trust
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/05

Item 1. Reports to Stockholders.

                                                               PREMIER PORTFOLIO
                                                    PREMIER TAX-EXEMPT PORTFOLIO
                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                                                                  Investor Class
                                             AIM TREASURER'S SERIES TRUST (ATST)

                                                               February 28, 2005
                                                               Semiannual Report


                                  [COVER IMAGE]


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -


                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following e-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-5460 and 033-19862. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web site, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2004, is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC Web site, sec.gov.

          TABLE OF CONTENTS

          Fund                                          Page

          PREMIER PORTFOLIO*
          (formerly INVESCO Treasurer's
          Money Market Reserve Fund)                       2

          PREMIER TAX-EXEMPT PORTFOLIO*
          (formerly INVESCO Treasurer's
          Tax-Exempt Reserve Fund)                        20

          PREMIER U.S. GOVERNMENT MONEY PORTFOLIO*
          (formerly INVESCO U.S. Government
          Money Fund)                                     36

          *Name changes were effective on October 15, 2004.

PREMIER PORTFOLIO

                   DEAR SHAREHOLDER:

                   This is the semiannual report on the performance of the Investor Class of the Premier Portfolio of AIM Treasurer's Series Trust for the six-month period ended February 28, 2005.

[GRAHAM PHOTO]     The U.S. economy continued to exhibit solid growth throughout the reporting period, as evidenced by several indicators.

ROBERT H. GRAHAM   . The Institute for Supply Management's manufacturing and
                     nonmanufacturing indexes both indicated continued healthy growth during February. These indexes are based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy. The Institute's February report for manufacturing stated that manufacturing sector activity had grown for the 21st consecutive month, while the overall economy had exhibited growth for the 40th consecutive month.

[WILLIAMSON PHOTO] . The gross domestic product, generally considered the broadest measure of overall economic activity, measured 4.0% and 3.8%, respectively, in the third and fourth quarters of 2004.

                   . In its January 2005 commentary on current economic
                     conditions, commonly known as the Beige Book, the U.S. Federal Reserve Board (the Fed) stated that "economic activity continued to expand from late November to early January."

MARK H. WILLIAMSON

     In response to evidence of economic growth, the Fed continued to raise the federal funds target rate throughout the reporting period. The Fed had begun raising the target rate on June 30, 2004, from a 46-year low of 1.00%. When the six-month reporting period began, the target rate was 1.50%. During the period, the Fed raised its target rate four times, each time by 25 basis points (0.25%), to bring the rate to 2.50% at the end of the period. The statement issued with the final rate hike of the period on February 2, 2005, indicated that increases could be expected to continue.

     After smaller gains in the prior three months, February's total non-farm payroll employment increased by 262,000, rising to 132.8 million, seasonally adjusted. Though job growth during February was more robust than in the recent past, the unemployment rate rose slightly. The latter fact was actually good news for the bond market, as it meant there was still enough slack in the job market to keep wage inflation from becoming an issue.

     The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance. The Conference Board's report on consumer confidence indicated that confidence dipped in February, but it concluded that "Despite recent fluctuations, both present and future indicators point toward continued expansion in the months ahead."

YOUR INVESTMENT PORTFOLIO

Premier Portfolio is a money market fund that seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. It is not intended for investors seeking share price appreciation.

     Premier Portfolio invests in high-quality U.S. dollar denominated short-term obligations, including securities issued by the U.S. government or its agencies, bankers' acceptances, certificates of deposit, time deposits from banks, repurchase agreements, commercial instruments, municipal securities and master notes.

     As of February 28, 2005, the seven-day SEC yield for Investor Class shares of Premier Portfolio was 2.41%. Had the advisor not waived fees and/or reimbursed expenses, the seven-day SEC yield would have been lower. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. However, because of rising short-term interest rates over the period, the seven-day SEC yield has risen from 1.41% on August 31, 2004, when the six-month period began, to 2.41% at period-end.

     Premier Portfolio's high-quality, low-risk investments helped the portfolio earn the highest credit-quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

                                                               PREMIER PORTFOLIO

IN CONCLUSION

Though it appears that the Fed will continue to remove its accommodative stance, i.e., raise the federal funds target rate, no one can be certain about the future direction of interest rates. The portfolio's relatively short weighted average maturity--24 days at the close of the period-- makes it likely that interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

     Thank you for choosing Premier Portfolio. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. To reach a member of our Client Services department, call 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                     /S/ MARK H. WILLIAMSON

Robert H. Graham                         Mark H. Williamson
Trustee, Vice Chair & President,         Director, Chair & President,
AIM Treasurer's Series Trust             A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Team managed by A I M Advisors, Inc.
--------------------------------------------------------------------------------
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Portfolio Composition by Maturity

In days, as of 2/28/05

1-7           49.0%
8-30          33.6
31-60          2.1
61-90         10.1
91-150         0.0
151-210        2.8
211+           2.4
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004, to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                           ACTUAL                       HYPOTHETICAL
                                                              (5% annual return before expenses)
           Beginning Account   Ending Account     Expenses     Ending Account     Expenses
  Share          Value           Value          Paid During         Value       Paid During
  Class        (9/01/04)       (2/28/05)/1/      Period/2/        (2/28/05)      Period/2/
Investor      $ 1,000.00       $ 1,009.50         $ 1.00         $ 1,023.80       $ 1.00

--------------------------------------------------------------------------------

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.20% for the Investor Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FINANCIALS

SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

                                                       PAR
                                            MATURITY  (000)     VALUE
      -------------------------------------------------------------------
      COMMERCIAL
       PAPER-34.44%/(a)/

      ASSET-BACKED SECURITIES-
       COMMERCIAL LOANS/
       LEASES-3.05%
      Atlantis One Funding Corp.
       (Acquired 01/19/05;
       Cost $24,906,625)
       2.49%/(b)/                           03/14/05 $25,000 $ 24,977,521
      -------------------------------------------------------------------

      ASSET-BACKED
       SECURITIES-CONSUMER
       RECEIVABLES-1.62%
      Thunder Bay Funding, LLC
       (Acquired 02/08/05;
       Cost $13,222,593)
       2.53%/(b)/                           03/03/05  13,244   13,242,139
      -------------------------------------------------------------------

      ASSET-BACKED SECURITIES-
       FULLY BACKED-12.69%
      Concord Minutemen Capital Co.,
       LLC-Series A (Multi CEP's-Liberty
       Hampshire Co., LLC (The); agent
       bank) (Acquired 02/04/05;
       Cost $14,967,192)
       2.54%/(b)/                           03/07/05  15,000   14,993,650
      -------------------------------------------------------------------
      Crown Point Capital Co., LLC-
       Series A (Multi CEP's-Liberty
       Hampshire Co., LLC (The); agent
       bank) (Acquired 01/25/05;
       Cost $19,942,600)
       2.52%/(b)/                           03/08/05  20,000   19,990,200
      -------------------------------------------------------------------
      Legacy Capital Co., LLC (Multi CEP's-
       Liberty Hampshire Co., LLC (The);
       agent bank) (Acquired 02/22/05;
       Cost $4,927,017)
       3.02%/(b)/                           08/16/05   5,000    4,929,533
      -------------------------------------------------------------------
      Tannehill Capital Co., LLC (Multi
       CEP's-Liberty Hampshire Co., LLC
       (The); agent bank) (Acquired
       02/11/05; Cost $31,053,929)
       2.54%/(b)/                           03/14/05  31,122   31,093,454
      -------------------------------------------------------------------
        (Acquired 02/24/05;
         Cost $17,737,905)
         3.03%/(b)/                         08/16/05  18,000   17,745,480
      -------------------------------------------------------------------
      Ticonderoga Funding LLC (CEP-Bank
       of America, N.A.)
       (Acquired 02/10/05;
       Cost $15,002,127)
       2.53%/(b)/                           03/15/05  15,037   15,022,205
      -------------------------------------------------------------------
                                                              103,774,522
      -------------------------------------------------------------------

                                                     PAR
                                          MATURITY  (000)     VALUE
         --------------------------------------------------------------

         ASSET-BACKED SECURITIES-
          MULTI-PURPOSE-4.03%
         Charta LLC
          (Acquired 01/19/05;
          Cost $19,922,533)
          2.49%/(b)/                      03/16/05 $20,000 $ 19,979,250
         --------------------------------------------------------------
           (Acquired 02/08/05;
            Cost $12,916,461)
            2.69%/(b)/                    05/05/05  13,000   12,936,860
         --------------------------------------------------------------
                                                             32,916,110
         --------------------------------------------------------------

         ASSET-BACKED SECURITIES-
          STRUCTURED INVESTMENT
          VEHICLES/SECURITY
          ARBITRAGE-8.08%
         Klio Funding Ltd./Corp.
          (Acquired 02/10/05;
          Cost $6,236,584)
          2.53%/(b)/                      03/08/05   6,248    6,244,926
         --------------------------------------------------------------
           (Acquired 02/09/05;
            Cost $19,877,000)
            2.70%/(b)/                    05/04/05  20,000   19,904,000
         --------------------------------------------------------------
         Klio II Funding Ltd./Corp.
          (Acquired 02/16/05;
          Cost $19,956,083)
          2.55%/(b)/                      03/21/05  20,000   19,971,667
         --------------------------------------------------------------
         Scaldis Capital LLC
          (Acquired 02/07/05;
          Cost $19,960,489)
          2.54%/(b)/                      03/07/05  20,000   19,991,533
         --------------------------------------------------------------
                                                             66,112,126
         --------------------------------------------------------------

         CONSUMER FINANCE-3.65%
         HSBC Finance Corp.
          2.70%                           05/04/05  30,000   29,856,000
         --------------------------------------------------------------

         LETTER OF CREDIT-1.32%
         Alabama (State of) Industrial
          Development Authority
          (Commscope Project); Taxable
          Series 1995 Notes (LOC-Wachovia
          Bank, N.A.)
          2.62%/(c)/                      03/22/05  10,800   10,800,000
         --------------------------------------------------------------
             Total Commercial Paper
              (Cost $281,678,418)                           281,678,418
         --------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)     VALUE
     ---------------------------------------------------------------------
     VARIABLE RATE DEMAND
      NOTES-10.72%/(d)/

     INSURED-3.82%/(e)/
     California (State of) Housing Finance
      Agency; Taxable Series 1998 T RB
      2.57%/(f)/                              08/01/29 $ 5,000 $ 5,000,000
     ---------------------------------------------------------------------
     Connecticut (State of) Housing Finance
      Authority (Housing Mortgage
      Finance Program); Taxable Series
      1998 F-2 RB
      2.65%/(f)/                              11/15/16     389     389,230
     ---------------------------------------------------------------------
     Fairview (City of), Minnesota Hospital &
      Healthcare Services; Taxable Series
      1994 A RB
      2.60%/(f)/                              11/01/15   3,900   3,900,000
     ---------------------------------------------------------------------
     Florida (State of) Baptist Health System
      of South Florida; Taxable Series
      1995 B RB
      2.57%/(f)/                              05/15/25   1,900   1,900,000
     ---------------------------------------------------------------------
     New Orleans (City of), Louisiana;
      Taxable Pension Series 2000 RB
      2.57%/(f)/                              09/01/30  20,000  20,000,000
     ---------------------------------------------------------------------
                                                                31,189,230
     ---------------------------------------------------------------------

     LETTER OF CREDIT
      GUARANTEED-6.90%/(c)/
     Albuquerque (City of), New Mexico
      (Ktech Corp. Project); Taxable
      Series 2002 IDR (LOC-Wells Fargo
      Bank N.A.)
      2.65%/(f)/                              11/01/22   1,455   1,455,000
     ---------------------------------------------------------------------
     Capital One Funding Corp.
      Series 1999-F Floating Rate Notes
      (LOC-JPMorgan Chase Bank)
      2.65%/(f)/                              12/02/19   6,717   6,717,000
     ---------------------------------------------------------------------
      Series 2000-B Floating Rate Notes
      (LOC-JPMorgan Chase Bank)
      (Acquired 03/23/04;
      Cost $7,767,000)
      2.65%/(b)(f)/                           07/01/20   7,767   7,767,000
     ---------------------------------------------------------------------
     Kamps Capital LLC; Series 2003 Floating
      Rate Notes (LOC-Federal Home Loan
      Bank of Indianapolis)
      2.60%/(f)/                              09/01/33     362     361,612
     ---------------------------------------------------------------------
     Michigan (State of) Grand Traverse
      Band Economic Development Corp.;
      Taxable Series 2003 RB (LOC-Bank
      of America, N.A.)
      2.59%/(f)/                              09/01/18   7,600   7,600,000
     ---------------------------------------------------------------------
     North Carolina (State of) Roman
      Catholic Diocese of Charlotte; Series
      2002 Floating Rate Bonds
      (LOC-Wachovia Bank, N.A.)
      2.65%/(f)/                              05/01/14     903     903,000
     ---------------------------------------------------------------------
     North Carolina (State of) Roman
      Catholic Diocese of Raleigh; Taxable
      Series 2002 A RB (LOC-Bank of
      America, N.A.)
      2.70%/(f)/                              06/01/18   6,900   6,900,000
     ---------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)     VALUE
     ---------------------------------------------------------------------
     Richmond (City of) Virginia
      Redevelopment & Housing Authority
      (Old Manchester Project); Taxable
      Series 1995 B RB (LOC-Wachovia
      Bank, N.A.)
      2.55%/(g)/                             12/01/25 $ 1,000 $  1,000,000
     ---------------------------------------------------------------------
     San Jose (City of) California
      Redevelopment Agency (Merged
      Area); Taxable Series 2002 H RB
      (LOC-Bank of New York)
      2.60%/(f)/                             08/01/29     773      772,881
     ---------------------------------------------------------------------
     Sebastian Commons L.P.; Series 2003
      Floating Rate Notes (LOC-Bank of
      America, N.A.)
      2.59%/(f)/                             09/01/28   5,651    5,651,000
     ---------------------------------------------------------------------
     Shepherd Capital LLC
      Series 1996 A Floating Rate Notes
      (LOC-ABN AMRO Bank N.V.)
      2.72%/(f)/                             10/01/46   6,565    6,565,000
     ---------------------------------------------------------------------
      Series 2003 C Floating Rate Notes
      (LOC-Comerica Bank)
      2.65%/(f)/                             08/01/53  10,120   10,120,000
     ---------------------------------------------------------------------
      Series 2003 D Floating Rate Notes
      (LOC-Federal Home Loan Bank of
      Indianapolis)
      2.60%/(f)/                             10/01/53     614      614,153
     ---------------------------------------------------------------------
                                                                56,426,646
     ---------------------------------------------------------------------
         Total Variable Rate Demand
          Notes (Cost $87,615,876)                              87,615,876
     ---------------------------------------------------------------------
     ASSET-BACKED
      SECURITIES-9.81%

     FULLY BACKED-1.84%
     Racers Trust-Series 2004-6-MM,
      Floating Rate Notes (CEP-Lehman
      Brothers Holdings Inc.) (Acquired
      04/13/04;
      Cost $15,000,000)
      2.60%/(b)(g)/                          07/22/05  15,000   15,000,000
     ---------------------------------------------------------------------

     STRUCTURED-7.97%
     Leek Finance PLC (United Kingdom)-
      Series 14A, Class A-1, Floating Rate
      Bonds (Acquired 10/27/04;
      Cost $13,230,000)
      2.60%/(b)(g)/                          09/21/05  13,230   13,230,000
     ---------------------------------------------------------------------
     Residential Mortgage Securities (United
      Kingdom)-Series 17A, Class A-1,
      Floating Rate Bonds (Acquired
      02/10/05; Cost $16,876,250)
      2.60%/(b)(g)/                          02/14/06  16,976   16,976,250
     ---------------------------------------------------------------------
     Wachovia Asset Securitization
      Insurance, LLC, Inc.- Series 2004-
      HM2A, Class AMM, Putable Floating
      Rate Bonds (Acquired 12/16/04;
      Cost $35,000,000)
      2.64%/(b)(g)(h)/                       12/25/34  35,000   35,000,000
     ---------------------------------------------------------------------
                                                                65,206,250
     ---------------------------------------------------------------------
         Total Asset-Backed Securities
          (Cost $80,206,250)                                    80,206,250
     ---------------------------------------------------------------------

                                                         PAR
                                              MATURITY  (000)     VALUE
      --------------------------------------------------------------------
      CERTIFICATES OF
       DEPOSIT-6.11%
      Morgan Stanley Bank
       2.57%                                  03/22/05 $20,000 $20,000,000
      --------------------------------------------------------------------
      Northern Rock PLC (United Kingdom)
       2.25%                                  04/04/05  10,000  10,000,000
      --------------------------------------------------------------------
      Societe Generale S.A. (France)
       3.00%                                  12/21/05  10,000  10,000,000
      --------------------------------------------------------------------
      Svenska Handelsbanken A.B. (Sweden)
       3.00%                                  11/30/05  10,000  10,000,000
      --------------------------------------------------------------------
          Total Certificates of Deposit
           (Cost $50,000,000)                                   50,000,000
      --------------------------------------------------------------------
      MASTER NOTE
       AGREEMENTS-6.11%
      Merrill Lynch Mortgage Capital, Inc.
       (Acquired 02/23/05;
       Cost $50,000,000)
       2.77%/(b)(i)(j)/                       03/23/05  50,000  50,000,000
      --------------------------------------------------------------------
      MEDIUM-TERM
       NOTES-3.30%
      MetLife Global Funding I, Floating Rate
       MTN (Acquired 08/20/03;
       Cost $10,000,000)
       2.63%/(b)(g)/                          02/28/06  10,000  10,000,000
      --------------------------------------------------------------------
      Procter & Gamble Co. (The); Floating
       Rate MTN
       2.42%/(k)/                             12/02/05  17,000  17,000,000
      --------------------------------------------------------------------
          Total Medium-Term Notes
           (Cost $27,000,000)                                   27,000,000
      --------------------------------------------------------------------
      FUNDING AGREEMENTS-3.06%
      New York Life Insurance Co.
       (Acquired 04/07/04;
       Cost $15,000,000)
       2.67%/(b)(g)(l)/                       04/06/05  15,000  15,000,000
      --------------------------------------------------------------------
      Travelers Insurance Co. (The)
       (Acquired 11/19/04;
       Cost $10,000,000)
       2.98%/(b)(k)(l)/                       11/21/05  10,000  10,000,000
      --------------------------------------------------------------------
          Total Funding Agreements
           (Cost $25,000,000)                                   25,000,000
      --------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)      VALUE
       ------------------------------------------------------------------
       U.S. GOVERNMENT AGENCY
        SECURITIES-2.08%

       FEDERAL HOME LOAN BANK
        (FHLB)-0.86%
       Unsec. Bonds,
        1.35%                              04/29/05 $ 7,000 $  7,000,000
       ------------------------------------------------------------------

       FEDERAL NATIONAL
        MORTGAGE ASSOCIATION
        (FNMA)-1.22%
       Unsec. Notes,
        1.66%                              05/20/05  10,000   10,000,000
       ------------------------------------------------------------------
           Total U.S. Government Agency
            Securities
            (Cost $17,000,000)                                17,000,000
       ------------------------------------------------------------------
           Total Investments (excluding
            Repurchase Agreements)
            (Cost $618,500,544)                              618,500,544
       ------------------------------------------------------------------
       REPURCHASE
        AGREEMENTS-24.56%
       Banc of America Securities LLC,
        2.65%/(m)/                         03/01/05  40,000   40,000,000
       ------------------------------------------------------------------
       Greenwich Capital Markets, Inc.-New
        York Branch (United Kingdom)
        2.65%/(n)/                         03/01/05  40,000   40,000,000
       ------------------------------------------------------------------
       Morgan Stanley,
        2.65%/(o)/                         03/01/05  40,000   40,000,000
       ------------------------------------------------------------------
       Societe Generale, New York Branch
        (France)
        2.65%/(p)/                         03/01/05  40,000   40,000,000
       ------------------------------------------------------------------
       Wachovia Securities, Inc.,
        2.65%/(q)/                         03/01/05  40,000   40,000,000
       ------------------------------------------------------------------
       WestLB A.G., New York Branch
        (Germany)
        2.64%/(r)/                         03/01/05     867      867,339
       ------------------------------------------------------------------
           Total Repurchase Agreements
            (Cost $200,867,339)                              200,867,339
       ------------------------------------------------------------------
       TOTAL INVESTMENTS-100.19%
        (Cost $819,367,883)/(s)/                             819,367,883
       ------------------------------------------------------------------
       OTHER ASSETS LESS
        LIABILITIES-(0.19%)                                   (1,547,861)
       ------------------------------------------------------------------
       NET ASSETS-100.00%                                   $817,820,022
       ------------------------------------------------------------------

Investment Abbreviations:

CEP - Credit Enhancement Provider
IDR - Industrial Development Revenue Bonds
LOC - Letter of Credit
MTN - Medium Term Notes
RB  - Revenue Bonds
Unsec.- Unsecured

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. In such cases, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $413,995,668, which represented 50.62% of the Fund's Net Assets. Unless, otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d) Demand security; payable upon demand by the Fund with usually no more than seven calendar days' notice.
(e) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Corp.
(f) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(g) Interest rate is redetermined monthly. Rate shown is the rate in effect on February 28, 2005.
(h) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(i) Investments are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(k) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(l) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at February 28, 2005 was $25,000,000, which represented 3.06% of the Fund's Net Assets.
(m) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $254,037,183 U.S. Government obligation, 5.50% due 02/01/35 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $40,002,944.
(n) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $500,036,806. Collateralized by $512,631,000 U.S. Government obligations, 0% to 9.38% due 03/15/05 to 08/06/38 with an aggregate market value at 02/28/05 of $510,004,465. The amount to be received upon repurchase by the Fund is $40,002,944.
(o) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $248,503,316 U.S. Government obligations, 4.00% to 7.50% due 05/01/09 to 03/01/35 with an aggregate market value at 02/28/05 of $256,738,492. The amount to be received upon repurchase by the Fund is $40,002,944.
(p) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $292,578,269 U.S. Government obligations, 0% to 6.00% due 10/15/06 to 10/01/34 with an aggregate market value at 02/28/05 of $255,000,001. The amount to be received upon repurchase by the Fund is $40,002,944.
(q) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $250,018,403. Collateralized by $250,940,561 U.S. Government obligations, 3.75% to 5.50% due 02/10/09 to 07/20/34 with an aggregate market value at 02/28/05 of $255,001,184. The amount to be received upon repurchase by the Fund is $40,002,944.
(r) Joint repurchase agreement entered into 02/28/05 with an aggregate maturing value of $200,014,667. Collateralized by $199,438,523 U.S. Government obligations, 2.92% to 6.75% due 11/15/06 to 10/01/44 with an aggregate market value at 02/28/05 of $204,000,000. The amount to be received upon repurchase by the Fund is $867,403.
(s) Also represents cost for federal income tax purposes.


See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005
(Unaudited)

      ASSETS:
      Investments, excluding repurchase agreements, at value
       (cost $618,500,544)                                   $618,500,544
      -------------------------------------------------------------------
      Repurchase agreements (cost $200,867,339)               200,867,339
      -------------------------------------------------------------------
          Total investments (cost $819,367,883)               819,367,883
      -------------------------------------------------------------------
      Receivables for:
        Fund shares sold                                          504,496
      -------------------------------------------------------------------
        Interest                                                  695,006
      -------------------------------------------------------------------
      Other assets                                                  2,784
      -------------------------------------------------------------------
          Total assets                                        820,570,169
      -------------------------------------------------------------------

      LIABILITIES:
      Payables for:
        Fund shares reacquired                                  1,405,076
      -------------------------------------------------------------------
        Dividends                                               1,345,071
      -------------------------------------------------------------------
          Total liabilities                                     2,750,147
      -------------------------------------------------------------------
      Net assets applicable to shares outstanding            $817,820,022
      -------------------------------------------------------------------

      NET ASSETS CONSIST OF:
        Shares of beneficial interest                        $817,802,970
      -------------------------------------------------------------------
        Undistributed net investment income                        17,052
      -------------------------------------------------------------------
                                                             $817,820,022
      -------------------------------------------------------------------


     NET ASSETS:
     Investor Class                                           $152,106,142
     ---------------------------------------------------------------------
     Institutional Class                                      $665,713,880
     ---------------------------------------------------------------------

     SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
      UNLIMITED NUMBER OF SHARES AUTHORIZED:
     Investor Class                                            152,091,615
     ---------------------------------------------------------------------
     Institutional Class                                       665,713,890
     ---------------------------------------------------------------------
     Net asset value, offering and redemption price per share
      for each class                                          $       1.00
     ---------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2005
(Unaudited)

        INVESTMENT INCOME:
        Interest                                             $8,531,046
        ----------------------------------------------------------------

        EXPENSES:
        Advisory fees                                         1,020,144
        ----------------------------------------------------------------
        Less: Fees waived                                      (207,204)
        ----------------------------------------------------------------
        Net expenses                                            812,940
        ----------------------------------------------------------------
        Net investment income                                 7,718,106
        ----------------------------------------------------------------
        Net increase in net assets resulting from operations $7,718,106
        ----------------------------------------------------------------

 STATEMENT OF CHANGES IN NET ASSETS
 For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                  FEBRUARY 28,   AUGUST 31,
                                                      2005          2004
   --------------------------------------------------------------------------

   OPERATIONS:
    Net investment income                        $   7,718,106  $  8,008,951
   --------------------------------------------------------------------------
    Net realized gain from investment securities            --        13,319
   --------------------------------------------------------------------------
      Net increase in net assets resulting from
        operations                                   7,718,106     8,022,270
   --------------------------------------------------------------------------
   Distributions to shareholders from net
    investment income:
    Investor Class                                  (7,498,451)   (8,008,951)
   --------------------------------------------------------------------------
    Institutional Class                               (219,655)           --
   --------------------------------------------------------------------------
    Decrease in net assets resulting from
      distributions                                 (7,718,106)   (8,008,951)
   --------------------------------------------------------------------------
   Share transactions-net:
    Investor Class                                (732,872,517)   23,474,507
   --------------------------------------------------------------------------
    Institutional Class                            665,713,890            --
   --------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from share transactions          (67,158,627)   23,474,507
   --------------------------------------------------------------------------
      Net increase (decrease) in net assets        (67,158,627)   23,487,826
   --------------------------------------------------------------------------

   NET ASSETS:
    Beginning of period                            884,978,649   861,490,823
   --------------------------------------------------------------------------
    End of period (including undistributed net
      investment income of $17,052 and $17,052,
      respectively)                              $ 817,820,022  $884,978,649
   --------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Portfolio, formerly INVESCO Treasurer's Money Market Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. Effective February 25, 2005, AIM has voluntarily agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets. Prior to February 25, 2005, AIM had voluntarily agreed to waive advisory fees equal to 0.05% of the Fund's average daily net assets. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended February 28, 2005, AIM waived fees of $207,204.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or AIM Distributors.

NOTE 3--TRUSTEES' FEES

Trustees' fees are paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 6--SHARE INFORMATION

  On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class Shares. Each class of shares are sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                                   CHANGES IN SHARES OUTSTANDING/(a)/
--------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                     YEAR ENDED
                                            FEBRUARY 28, 2005                  AUGUST 31, 2004
                                     -------------------------------  ----------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Investor Class                      4,568,864,943  $ 4,568,864,943   10,990,448,626  $ 10,990,448,626
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/              925,578,074      925,578,074               --                --
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                          1,239,697        1,239,697        1,961,796         1,961,796
--------------------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                     (5,302,977,157)  (5,302,977,157) (10,968,935,915)  (10,968,935,915)
--------------------------------------------------------------------------------------------------------
  Institutional Class/(b)/             (259,864,184)    (259,864,184)              --                --
--------------------------------------------------------------------------------------------------------
                                        (67,158,627) $   (67,158,627)      23,474,507  $     23,474,507
--------------------------------------------------------------------------------------------------------

/(a)/81% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM. /(b)/Institutional Class shares commenced sales on February 25, 2005.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         INVESTOR CLASS
                                    ---------------------------------------------------------------------------------------
                                      SIX MONTHS                 THREE MONTHS
                                        ENDED        YEAR ENDED     ENDED                    YEAR ENDED MAY 31,
                                     FEBRUARY 28,    AUGUST 31,   AUGUST 31,     ------------------------------------------
                                         2005           2004         2003          2003      2002       2001        2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $   1.00        $   1.00    $   1.00       $   1.00  $   1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                    0.01            0.01        0.00           0.01      0.02        0.06        0.05
----------------------------------------------------------------------------------------------------------------------------
 Net gains on securities (both
   realized and unrealized)               0.00            0.00        0.00             --        --          --          --
----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations         0.01            0.01        0.00           0.01      0.02        0.06        0.05
----------------------------------------------------------------------------------------------------------------------------
Less dividends from net investment
 income                                  (0.01)          (0.01)      (0.00)         (0.01)    (0.02)      (0.06)      (0.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $   1.00        $   1.00    $   1.00       $   1.00  $   1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------------------------------------------
Total return/(a)/                         0.95%           1.01%       0.24%          1.35%     2.37%       6.03%       5.55%
----------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                             $152,106        $884,979    $861,491       $493,553  $767,528  $1,428,016  $1,185,282
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets:
 With fee waivers                         0.20%/(b)/      0.20%       0.21%/(c)/     0.25%     0.25%       0.25%       0.25%
----------------------------------------------------------------------------------------------------------------------------
 Without fee waivers                      0.25%/(b)/      0.25%       0.25%/(c)/     0.25%     0.25%       0.25%       0.25%
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                       1.89%/(b)/      1.00%       0.95%/(c)/     1.35%     2.53%       5.89%       5.84%
----------------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of
    $804,908,908.
/(c)/Annualized.

                                                           INSTITUTIONAL CLASS
 NOTE 7--FINANCIAL HIGHLIGHTS (CONTINUED)                  -------------------
                                                            FEBRUARY 25, 2005
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                            FEBRUARY 28, 2005
 -----------------------------------------------------------------------------
 Net asset value, beginning of period                           $   1.00
 -----------------------------------------------------------------------------
 Income from investment operations:
   Net investment income                                            0.00
 -----------------------------------------------------------------------------
   Net gains on securities (both realized and unrealized)           0.00
 -----------------------------------------------------------------------------
     Total from investment operations                               0.00
 -----------------------------------------------------------------------------
 Less dividends from net investment income                         (0.00)
 -----------------------------------------------------------------------------
 Net asset value, end of period                                 $   1.00
 -----------------------------------------------------------------------------
 Total return/(a)/                                                  0.03%
 -----------------------------------------------------------------------------
 Ratios/supplemental data:
 Net assets, end of period (000s omitted)                       $665,714
 -----------------------------------------------------------------------------
 Ratio of expenses to average net assets:
   With fee waivers                                                 0.17%/(b)/
 -----------------------------------------------------------------------------
   Without fee waivers                                              0.25%/(b)/
 -----------------------------------------------------------------------------
 Ratio of net investment income to average net assets               1.92%/(b)/
 -----------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $813,116,936.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    Vice Chair and President                                 Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President                                    TRANSFER AGENT
Edward K. Dunn, Jr.                                                          AIM Investment Services, Inc.
                    Kevin M. Carome                                          P.O. Box 4739
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer Houston, TX 77210-4739

Carl Frischling     Sidney M. Dilgren                                        CUSTODIAN
                    Vice President and Treasurer                             The Bank of New York
Robert H. Graham                                                             2 Hanson Place
                    Robert G. Alley                                          Brooklyn, NY 11217-1431
Gerald J. Lewis     Vice President
                                                                             COUNSEL TO THE FUND
Prema Mathai-Davis  Stuart W. Coco                                           Ballard Spahr
                    Vice President                                           Andrews & Ingersoll, LLP
Lewis F. Pennock                                                             1735 Market Street, 51st Floor
                    J. Philip Ferguson                                       Philadelphia, PA 19103-7599
Ruth H. Quigley     Vice President
                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll          Karen Dunn Kelley                                        Kramer, Levin, Naftalis & Frankel LLP
                    Vice President                                           919 Third Avenue
Mark H. Williamson                                                           New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

                                                    PREMIER TAX-EXEMPT PORTFOLIO

PREMIER TAX-EXEMPT PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the Investor Class of the Premier Tax-Exempt Portfolio of AIM Treasurer's Series Trust for the six-month period ended February 28, 2005.

[GRAHAM PHOTO]      The U.S. economy continued to exhibit solid growth
                    throughout the reporting period, as evidenced by several indicators.

ROBERT H. GRAHAM    . The Institute for Supply Management's manufacturing and
                      nonmanufacturing indexes both indicated continued healthy growth during February. These indexes are based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy. The Institute's February report for manufacturing stated that manufacturing sector activity had grown for the 21st consecutive month, while the overall economy had exhibited growth for the 40th consecutive month.

[WILLIAMSON PHOTO]  . The gross domestic product, generally considered the broadest measure of overall economic activity, measured 4.0% and 3.8%, respectively, in the third and fourth quarters of 2004.

                    . In its January 2005 commentary on current economic
                      conditions, commonly known as the Beige Book, the U.S. Federal Reserve Board (the Fed) stated that "economic activity continued to expand from late November to early January."

MARK H. WILLIAMSON

     In response to evidence of economic growth, the Fed continued to raise the federal funds target rate throughout the reporting period. The Fed had begun raising the target rate on June 30, 2004, from a 46-year low of 1.00%. When the six-month reporting period began, the target rate was 1.50%. During the period, the Fed raised its target rate four times, each time by 25 basis points (0.25%), to bring the rate to 2.50% at the end of the period. The statement issued with the final rate hike of the period on February 2, 2005, indicated that increases could be expected to continue.

     After smaller gains in the prior three months, February's total non-farm payroll employment increased by 262,000, rising to 132.8 million, seasonally adjusted. Though job growth during February was more robust than in the recent past, the unemployment rate rose slightly. The latter fact was actually good news for the bond market, as it meant there was still enough slack in the job market to keep wage inflation from becoming an issue.

     The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance. The Conference Board's report on consumer confidence indicated that confidence dipped in February, but it concluded that "Despite recent fluctuations, both present and future indicators point toward continued expansion in the months ahead."

YOUR INVESTMENT PORTFOLIO

Premier Tax-Exempt Portfolio is a money market fund that seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. It is not intended for investors seeking share price appreciation.

     Premier Tax-Exempt Portfolio normally invests at least 80% of its assets in securities that (i) pay interest which is excluded from gross income for federal income tax purposes, and (ii) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. The fund will invest only in high-quality U.S. dollar denominated short-term obligations, including: municipal securities, tax-exempt commercial paper and cash equivalents.

     As of February 28, 2005, the seven-day SEC yield for Investor Class shares of Premier Tax-Exempt Portfolio was 1.74%. The tax equivalent seven-day SEC yield as of the same date was 2.68% adjusted for the highest marginal tax rate of 35%. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. However, because of rising short-term interest rates over the period, the seven-day SEC yield has risen from 1.10% on August 31, 2004, when the six-month period began, to 1.74% at period-end.

                                                    PREMIER TAX-EXEMPT PORTFOLIO

IN CONCLUSION

Though it appears that the Fed will continue to remove its accommodative stance, i.e., raise the federal funds target rate, no one can be certain about the future direction of interest rates. The portfolio's relatively short weighted average maturity--38 days at the close of the period-- makes it likely that interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

     Thank you for choosing Premier Tax-Exempt Portfolio. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. To reach a member of our Client Services department, call 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                               /S/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
Trustee, Vice Chair & President,                   Director, Chair & President,
AIM Treasurer's Series Trust                       A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Team managed by A I M Advisors, Inc.
--------------------------------------------------------------------------------
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Portfolio Composition by Maturity

In days, as of 2/28/05

1-7          76.3%
8-14          0.0
15-60         2.9
61-120        7.3
121-180       7.0
181-240       4.4
241+          2.1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER TAX-EXEMPT PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004, to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                           ACTUAL                       HYPOTHETICAL
                                                              (5% annual return before expenses)

           Beginning Account   Ending Account     Expenses     Ending Account      Expenses
  Share         Value               Value       Paid During        Value         Paid During
  Class       (9/01/04)          (2/28/05)/1/     Period/2/      (2/28/05)        Period/2/
Investor     $ 1,000.00          $ 1,007.40        $ 1.24       $ 1,023.55         $ 1.25

--------------------------------------------------------------------------------

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.25% for the Investor Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FINANCIALS

SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

                                             RATINGS/(a)/
                                             ------------   PAR
                                             S&P  MOODY'S  (000)     VALUE
  ---------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS-99.03%

  ALABAMA-13.61%
  Tuscaloosa (City of) Educational Building
   Authority (Stillman College Project);
   Refunding Capital Improvement VRD
   Series 2002 A RB (LOC-AmSouth Bank)
   1.98%, 10/01/23/(b)(c)(d)/                  -- VMIG-1  $ 3,400 $ 3,400,000
  ---------------------------------------------------------------------------

  ARIZONA-1.21%
  Phoenix (City of); Refunding Unlimited Tax
   Series 1993 A GO
   5.20%, 07/01/05                            AA+    Aa1      300     303,234
  ---------------------------------------------------------------------------

  FLORIDA-1.88%
  Orange (County of) Health Facilities
   Authority (Presbyterian Retirement
   Communities Inc. Project); VRD Series
   1998 RB (LOC-Bank of America N.A.)
   1.92%, 11/01/28/(b)(c)(d)(e)/               --     --      469     469,000
  ---------------------------------------------------------------------------

  GEORGIA-9.53%
  Floyd (County of) Development Authority
   (Shorter College Project); VRD Series
   1998 RB (LOC-SunTrust Bank)
   2.01%, 06/01/17/(b)(c)(d)/                A-1+     --    2,200   2,200,000
  ---------------------------------------------------------------------------
  Henry (County of) School District;
   Unlimited Tax Series 2002 GO
   5.00%, 04/01/05/(f)/                       AAA    Aaa      180     180,587
  ---------------------------------------------------------------------------
                                                                    2,380,587
  ---------------------------------------------------------------------------

  ILLINOIS-3.84%
  Chicago (City of) Economic Development
   (Crane Carton Co. Project); VRD Series
   1992 RB (LOC-Bank of America N.A.)
   (Acquired 06/21/04; Cost $300,000)
   2.05%, 06/01/12/(b)(c)(d)(g)(h)/          A-1+     --      300     300,000
  ---------------------------------------------------------------------------
  Illinois (State of); Sales Tax
   Series 1994 V RB
   6.00%, 06/15/05/(i)(j)/                    NRR    NRR      250     257,842
  ---------------------------------------------------------------------------
  Kane Cook & Du Page (Counties of) School
   District No. 146 (Elgin); Refunding
   Unlimited Tax Series 2005 GO
   3.00%, 01/01/06/(f)/                        --    Aaa      400     402,637
  ---------------------------------------------------------------------------
                                                                      960,479
  ---------------------------------------------------------------------------

  INDIANA-4.68%
  Indiana (State of) Housing Finance
   Authority (Pedcor Investments-
   Cumberland Crossing Apartments);
   Multi-family VRD
   Series 1997 M-B RB (LOC-Federal Home
   Loan Bank of Indianapolis)
   1.99%, 01/01/29/(b)(c)(d)(h)/               -- VMIG-1      513     513,000
  ---------------------------------------------------------------------------

                                              RATINGS/(a)/
                                              ------------   PAR
                                              S&P  MOODY'S  (000)     VALUE
 -----------------------------------------------------------------------------
 INDIANA-(continued)
 Portage (City of) Economic Development Corp.
  (Pedcor Investments-Port Crossing III
  Apartments); VRD Series 1995 B RB
  (LOC-Federal Home Loan Bank
  of Indianapolis)
  2.07%, 08/01/30/(b)(c)(d)(h)/                 -- VMIG-1  $   657 $   657,000
 -----------------------------------------------------------------------------
                                                                     1,170,000
 -----------------------------------------------------------------------------

 IOWA-4.00%
 Iowa (State of) Finance Authority (YMCA of
  Greater Des Moines Project); Economic
  Development VRD Series 2000 RB
  (LOC-Wells Fargo Bank N.A)
  1.97%, 06/01/10/(b)(c)(d)(k)/                 --     --    1,000   1,000,000
 -----------------------------------------------------------------------------

 KANSAS-0.81%
 Leawood (City of); Unlimited Tax
  Temporary Notes Series 2004-2 GO
  3.00%, 10/01/05                               --  MIG-1      200     201,528
 -----------------------------------------------------------------------------

 KENTUCKY-5.00%
 Kentucky (State of) Area Development
  Districts Financing Trust (Weekly
  Acquisition-Ewing); Lease Program VRD
  Series 2000 RB
  (LOC-Wachovia Bank N.A.)
  1.96%, 06/01/33/(b)(c)(d)/                   A-1     --    1,250   1,250,000
 -----------------------------------------------------------------------------

 MICHIGAN-0.40%
 Michigan (State of) Strategic Fund
  (YMCA of Metropolitan Detroit Project);
  VRD Series 2001 RB
  (LOC-JPMorgan Chase Bank)
  1.95%, 05/01/31/(b)(c)(d)/                  A-1+     --      100     100,000
 -----------------------------------------------------------------------------

 MISSISSIPPI-0.60%
 De Soto (County of) School District;
  Unlimited Tax Series 2004 B GO
  4.00%, 05/01/05/(f)/                          --    Aaa      150     150,609
 -----------------------------------------------------------------------------

 MONTANA-2.44%
 Havre (City of) Industrial Development
  Authority (Safeway Inc. Projects);
  Refunding VRD Series 1991 IDR
  (LOC-Deutsche Bank A.G.)
  2.15%, 06/01/05/(c)(d)(l)/                  A-1+     --      610     610,000
 -----------------------------------------------------------------------------

 NEW JERSEY-0.68%
 Sayreville (City of) School District;
  Unlimited Tax Series 2002 GO
  4.63%, 03/01/05/(f)/                         AAA    Aaa      170     170,000
 -----------------------------------------------------------------------------

 NEW YORK-0.68%
 New York (State of) Tollway Authority
  (Highway & Bridge Trust Fund);
  Series 1995 A RB
  5.50%, 04/01/05/(i)(j)/                      AAA    Aaa      165     168,901
 -----------------------------------------------------------------------------

                                             RATINGS/(a)/
                                             -------------   PAR
                                              S&P  MOODY'S  (000)     VALUE
-------------------------------------------------------------------------------
NORTH CAROLINA-7.60%
Carteret (County of) Industrial Facilities &
 Pollution Control Financing Authority
 (TexasGulf Inc. Project); VRD Series
 1985 PCR (LOC-BNP Paribas)
 2.07%, 10/01/05/(b)(c)(d)/                     --    Aa2  $ 1,900 $  1,900,000
-------------------------------------------------------------------------------

OHIO-0.83%
Ohio (State of); Unlimited Tax
 Series 1995 GO
 6.00%, 08/01/05/(i)(j)/                       NRR    NRR      200      207,177
-------------------------------------------------------------------------------

OKLAHOMA-4.53%
Muskogee (City of) Industrial Trust
 (Muskogee Mall Ltd. Special Project);
 VRD Series 1985 IDR (LOC-Bank of
 America N.A.)
 2.10%, 12/01/15/(b)(c)(d)/                     -- VMIG-1    1,031    1,031,000
-------------------------------------------------------------------------------
Muskogee (City of) Industrial Trust
 (Warmack-Muskogee Ltd.); VRD Series
 1985 IDR (LOC-Bank of America N.A.)
 (Acquired 11/05/04; Cost $100,000)
 2.10%, 12/01/15/(b)(c)(d)(g)/                  -- VMIG-1      100      100,000
-------------------------------------------------------------------------------
                                                                      1,131,000
-------------------------------------------------------------------------------

OREGON-2.55%
Beaverton (City of); Refunding Water
 Series 2004 B RB
 3.00%, 06/01/05/(f)/                          AAA    Aaa      230      230,821
-------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
 3.00%, 06/30/05                             SP-1+  MIG-1      200      200,810
-------------------------------------------------------------------------------
Salem (City of); Refunding Unlimited
 Tax Series 2004 GO
 2.00%, 05/01/05/(f)/                          AAA    Aaa      205      205,146
-------------------------------------------------------------------------------
                                                                        636,777
-------------------------------------------------------------------------------

TENNESSEE-10.41%
Tullahoma (City of) Industrial
 Development Board (Marine Master
 Project); VRD Series 2002 IDR
 (LOC-AmSouth Bank)
 2.08%, 10/01/17/(b)(c)(d)(h)/                  --    P-1    2,600    2,600,000
-------------------------------------------------------------------------------

TEXAS-5.09%
Amarillo (City of) Health Facilities Corp.
 (Panhandle Pooled Health Care);
 VRD Series 1985 ACES RB
 (LOC-BNP Paribas)
 2.00%, 05/31/25/(b)(c)(d)/                     -- VMIG-1      300      300,000
-------------------------------------------------------------------------------
Corpus Christi (City of) Utility System;
 Refunding & Improvement
 Series 2002 RB
 3.00%, 07/15/05/(f)/                          AAA    Aaa      200      200,738
-------------------------------------------------------------------------------
Harris (County of) Health Facilities
 Development Authority (Texas
 Children's Hospital Project);
 Refunding Hospital Series 1995 RB
 6.00%, 10/01/05/(j)/                          AAA    Aaa      350      357,801
-------------------------------------------------------------------------------

                                            RATINGS/(a)/
                                            -------------   PAR
                                             S&P  MOODY'S  (000)     VALUE
  ----------------------------------------------------------------------------
  TEXAS-(continued)
  Socorro (City of) Independent School
   District; Unlimited Tax Series 2004 GO
   (CEP-Texas Permanent School Fund)
   3.00%, 08/15/05                            AAA     --  $   260 $    261,587
  ----------------------------------------------------------------------------
  Texas (State of); Series 2004 TRAN
   3.00%, 08/31/05                          SP-1+  MIG-1      150      151,036
  ----------------------------------------------------------------------------
                                                                     1,271,162
  ----------------------------------------------------------------------------

  WASHINGTON-7.79%
  King (County of) School District No. 406
   (South Central); Refunding Unlimited
   Tax Series 2004 GO
   2.50%, 12/01/05/(f)/                        --    Aaa      110      110,202
  ----------------------------------------------------------------------------
  Seattle (Port of) Industrial Development
   Corp. (Sysco Food Services Project);
   Refunding VRD Series 1994 IDR
   1.95%, 11/01/25/(b)(c)/                   A-1+ VMIG-1    1,080    1,080,000
  ----------------------------------------------------------------------------
  Thurston (County of) School District
   No. 033 (Tumwater); Refunding
   Unlimited Tax Series 2004 GO
   3.00%, 06/01/05/(f)/                        --    Aaa      200      200,525
  ----------------------------------------------------------------------------
  Washington (State of) Public Power
   Supply System (Nuclear Project No. 2);
   Refunding Series 1993 B RB
   5.40%, 07/01/05                            AA-    Aaa      250      252,744
  ----------------------------------------------------------------------------
  Washington (State of) Public Power
   Supply System (Nuclear Project No. 3);
   Refunding Series 1993 C RB
   5.00%, 07/01/05/(f)/                       AAA    Aaa      300      302,944
  ----------------------------------------------------------------------------
                                                                     1,946,415
  ----------------------------------------------------------------------------

  WISCONSIN-10.87%
  Appleton (City of) Redevelopment
   Authority (Fox Cities Performing Arts
   Center Project); Redevelopment VRD
   Series 2001 B RB
   (LOC-JPMorgan Chase Bank;
   M&I Marshall & Isley Bank)
   1.97%, 06/01/36/(b)(c)(d)/                  -- VMIG-1      900      900,000
  ----------------------------------------------------------------------------
  Madison (City of) Community
   Development Authority (Hamilton
   Point Apartments Project); Refunding
   Multi-Family Housing VRD Series 1997
   A RB (LOC-JPMorgan Chase Bank)
   (Acquired 08/28/02; Cost $920,000)
   2.05%, 10/01/22/(b)(c)(d)(g)(k)/            --     --      920      920,000
  ----------------------------------------------------------------------------
  Milwaukee (City of) Area Technical
   College District; Unlimited Tax Series
   2004 B Promissory Notes
   2.50%, 06/01/05                             --    Aa2      150      150,263
  ----------------------------------------------------------------------------
  Milwaukee (City of) Metropolitan
   Sewerage District; Refunding
   Unlimited Tax Series 1997 A GO
   6.00%, 10/01/05                            AA+    Aa1      125      127,685
  ----------------------------------------------------------------------------
  Racine (City of) Unified School District;
   Unlimited Tax Series 2004
   Promissory Notes
   2.50%, 04/01/05/(f)/                        --    Aaa      195      195,153
  ----------------------------------------------------------------------------

                                           RATINGS/(a)/
                                           -----------    PAR
                                           S&P  MOODY'S  (000)     VALUE
     -----------------------------------------------------------------------
     WISCONSIN-(continued)
     Wausau (City of) School District;
      Refunding Unlimited Tax
      Series 2005 A GO
      2.50%, 04/01/05/(f)/                 --     Aaa   $   170 $    170,071
     -----------------------------------------------------------------------
     Wisconsin (State of) School Districts
      Cash Flow Management Program;
      Series 2004 A-3 COP
      3.00%, 09/20/05/(k)/                 --      --       250      251,804
     -----------------------------------------------------------------------
                                                                   2,714,976
     -----------------------------------------------------------------------
         Total Municipal Obligations
          (Cost $24,741,845)                                      24,741,845
     -----------------------------------------------------------------------
     TOTAL INVESTMENTS-99.03%
      (Cost $24,741,845)/(m)/                                     24,741,845
     -----------------------------------------------------------------------
     OTHER ASSETS LESS LIABILITIES-0.97%                             243,492
     -----------------------------------------------------------------------
     NET ASSETS-100.00%                                         $ 24,985,337
     -----------------------------------------------------------------------

Abbreviations:
CEP- Credit Enhancement Provider
ACES- Automatically Convertible Extendable Security
COP- Certificate of Participation
GO - General Obligation Bonds
IDR- Industrial Development Revenue Bonds
LOC- Letter of Credit
NRR- Not Re-Rated
PCR- Pollution Control Revenue Bonds
RB - Revenue Bonds
TAN- Tax Anticipation Notes
TRAN- Tax and Revenue Anticipation Notes
VRD- Variable Rate Demand

Notes to Schedule of Investments:
(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian); this funding is pursuant to an advance refunding of this security.
(b) Interest rate is redetermined weekly. Rate shown is the rate in effect on February 28, 2005.
(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.
(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.
(g) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at February 28, 2005 was $1,320,000, which represented 5.28% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(h) Security subject to the alternative minimum tax.
(i) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(j) Advance refunded; secured by an escrow fund of U.S. Treasury obligations.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to procedures adopted by the Board of Trustees.
(l) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on February 28, 2005.
(m) Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005
(Unaudited)

 ASSETS:
 Investments, at value (cost $24,741,845)                          $24,741,845
 ------------------------------------------------------------------------------
 Cash                                                                    1,312
 ------------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                    260,395
 ------------------------------------------------------------------------------
   Interest                                                            112,448
 ------------------------------------------------------------------------------
 Investment for trustee deferred compensation and retirement plans         428
 ------------------------------------------------------------------------------
 Other assets                                                              137
 ------------------------------------------------------------------------------
     Total assets                                                   25,116,565
 ------------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Fund shares reacquired                                              124,441
 ------------------------------------------------------------------------------
   Dividends                                                             6,359
 ------------------------------------------------------------------------------
   Trustee deferred compensation and retirement plans                      428
 ------------------------------------------------------------------------------
     Total liabilities                                                 131,228
 ------------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $24,985,337
 ------------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $24,985,193
 ------------------------------------------------------------------------------
 Undistributed net investment income                                       444
 ------------------------------------------------------------------------------
 Undistributed net realized gain (loss) from investment securities        (300)
 ------------------------------------------------------------------------------
                                                                   $24,985,337
 ------------------------------------------------------------------------------


    NET ASSETS:
    Investor Class                                               $24,985,337
    ------------------------------------------------------------------------

    SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
     UNLIMITED NUMBER OF SHARES AUTHORIZED:
    Investor Class                                                24,985,637
    ------------------------------------------------------------------------
    Investor Class:
      Net asset value, offering, and redemption price per share  $      1.00
    ------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2005
(Unaudited)

         INVESTMENT INCOME:
         Interest                                             $250,321
         -------------------------------------------------------------

         EXPENSES:
         Advisory fees                                          36,437
         -------------------------------------------------------------
             Total expenses                                     36,437
         -------------------------------------------------------------
         Net investment income                                 213,884
         -------------------------------------------------------------
         Net increase in net assets resulting from operations $213,884
         -------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                                                                FEBRUARY 28,   AUGUST 31,
                                                                                                    2005          2004
--------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                         $    213,884  $   341,633
--------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                                                     --         (300)
--------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                             213,884      341,333
--------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                            (213,884)    (341,633)
--------------------------------------------------------------------------------------------------------------------------
Share transactions-net                                                                           (12,131,499)  (7,047,133)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                             37,116,836   44,164,269
--------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $444 and $444, respectively)  $ 24,985,337  $37,116,836
--------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier Tax-Exempt Portfolio, formerly INVESCO Treasurer's Tax-Exempt Reserve Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.
  The Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM and AISI do not charge the Fund any fees under these agreements.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("A I M Distributors") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, FMC served as the distributor for the Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or A I M Distributors.

NOTE 3--TRUSTEES' FEES

Trustees' fees are paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund's allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.

NOTE 4--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 5--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of August 31, 2004 which expires as follows:

                                         CAPITAL LOSS
                         EXPIRATION      CARRYFORWARD*
                         -----------------------------
                         August 31, 2012     $300
                         -----------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 6--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class Shares. Each class of shares are sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                            CHANGES IN SHARES OUTSTANDING/(a)/
------------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED              YEAR ENDED
                                            FEBRUARY 28,                AUGUST 31,
                                                2005                       2004
                                     -------------------------  -------------------------
                                        SHARES       AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------------
Sold:
  Investor Class                      73,157,895    73,157,895   64,309,153    64,309,153
------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Investor Class                         208,072       208,072      330,619       330,619
------------------------------------------------------------------------------------------
Reacquired:
  Investor Class                     (85,497,466)  (85,497,466) (71,686,905)  (71,686,905)
------------------------------------------------------------------------------------------
                                     (12,131,499) $(12,131,499)  (7,047,133) $ (7,047,133)
------------------------------------------------------------------------------------------

/(a)/There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and own 21% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 7--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                    INVESTOR CLASS
                                    -----------------------------------------------------------------------------
                                     SIX MONTHS                THREE MONTHS
                                       ENDED        YEAR ENDED    ENDED                YEAR ENDED MAY 31,
                                    FEBRUARY 28,    AUGUST 31,  AUGUST 31,     ----------------------------------
                                        2005           2004        2003          2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period                               $  1.00        $  1.00     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
 Net investment income                   0.01           0.01        0.00          0.01     0.02     0.04     0.04
------------------------------------------------------------------------------------------------------------------
Less dividends from net investment
 income                                 (0.01)         (0.01)      (0.00)        (0.01)   (0.02)   (0.04)   (0.04)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $  1.00        $  1.00     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------
Total return/(a)/                        0.74%          0.91%       0.21%         1.19%    1.81%    3.89%    3.58%
------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s
 omitted)                             $24,985        $37,117     $44,164       $45,013  $67,406  $59,638  $66,138
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
 assets                                  0.25%/(b)/     0.25%       0.25%/(c)/    0.25%    0.25%    0.25%    0.25%
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                      1.47%/(b)/     0.90%       0.85%/(c)/    1.19%    1.80%    3.81%    3.59%
------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $29,385,325. /(c)/Annualized.

NOTE 8--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM
Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.

  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    Vice Chair and President                                 Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President                                    TRANSFER AGENT
Edward K. Dunn, Jr.                                                          AIM Investment Services, Inc.
                    Kevin M. Carome                                          P.O. Box 4739
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer Houston, TX 77210-4739

Carl Frischling     Sidney M. Dilgren                                        CUSTODIAN
                    Vice President and Treasurer                             The Bank of New York
Robert H. Graham                                                             2 Hanson Place
                    Robert G. Alley                                          Brooklyn, NY 11217-1431
Gerald J. Lewis     Vice President
                                                                             COUNSEL TO THE FUND
Prema Mathai-Davis  Stuart W. Coco                                           Ballard Spahr
                    Vice President                                           Andrews & Ingersoll, LLP
Lewis F. Pennock                                                             1735 Market Street, 51st Floor
                    J. Philip Ferguson                                       Philadelphia, PA 19103-7599
Ruth H. Quigley     Vice President
                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll          Karen Dunn Kelley                                        Kramer, Levin, Naftalis & Frankel LLP
                    Vice President                                           919 Third Avenue
Mark H. Williamson                                                           New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

                    DEAR SHAREHOLDER:

                    This is the semiannual report on the performance of the Investor Class of the Premier U.S. Government Money Portfolio of AIM Treasurer's Series Trust for the six-month period ended February 28, 2005.

[GRAHAM PHOTO]      The U.S. economy continued to exhibit solid growth
                    throughout the reporting period, as evidenced by several indicators.

ROBERT H. GRAHAM    . The Institute for Supply Management's manufacturing and
                      nonmanufacturing indexes both indicated continued healthy growth during February. These indexes are based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy. The Institute's February report for manufacturing stated that manufacturing sector activity had grown for the 21st consecutive month, while the overall economy had exhibited growth for the 40th consecutive month.

[WILLIAMSON PHOTO]  . The gross domestic product, generally considered the broadest measure of overall economic activity, measured 4.0% and 3.8%, respectively, in the third and fourth quarters of 2004.

                    . In its January 2005 commentary on current economic
                      conditions, commonly known as the Beige Book, the U.S. Federal Reserve Board (the Fed) stated that "economic activity continued to expand from late November to early January."

MARK H. WILLIAMSON

     In response to evidence of economic growth, the Fed continued to raise the federal funds target rate throughout the reporting period. The Fed had begun raising the target rate on June 30, 2004, from a 46-year low of 1.00%. When the six-month reporting period began, the target rate was 1.50%. During the period, the Fed raised its target rate four times, each time by 25 basis points (0.25%), to bring the rate to 2.50% at the end of the period. The statement issued with the final rate hike of the period on February 2, 2005, indicated that increases could be expected to continue.

     After smaller gains in the prior three months, February's total non-farm payroll employment increased by 262,000, rising to 132.8 million, seasonally adjusted. Though job growth during February was more robust than in the recent past, the unemployment rate rose slightly. The latter fact was actually good news for the bond market, as it meant there was still enough slack in the job market to keep wage inflation from becoming an issue.

     The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance. The Conference Board's report on consumer confidence indicated that confidence dipped in February, but it concluded that "Despite recent fluctuations, both present and future indicators point toward continued expansion in the months ahead."

YOUR INVESTMENT PORTFOLIO

Premier U.S. Government Money Portfolio is a money market fund that seeks a high level of current income, consistent with the preservation of capital and the maintenance of liquidity. It is not intended for investors seeking share price appreciation.

     The portfolio normally invests at least 80% of its net assets in (i) direct obligations of the U.S. Treasury, (ii) other securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above.

     As of February 28, 2005, the seven-day SEC yield for Investor Class shares of Premier U.S. Government Money Portfolio, Investor Class, was 2.05%. Had the advisor not waived fees and/or reimbursed expenses, the seven-day SEC yield would have been lower. The seven-day SEC yield represents annualized results for the period, net of fees and expenses, and excludes any realized capital gains or losses. Yields will fluctuate. However, because of rising short-term interest rates over the period, the seven-day SEC yield has risen from 0.70% on August 31, 2004, when the six-month period began, to 2.05% at period-end.

     Premier U.S. Government Money Portfolio's high-quality, low-risk investments helped the portfolio earn the highest credit-quality rating (Aaa) given by Moody's, a widely known credit rating agency. Fund ratings are subject to change and are based on several factors, including an analysis of a portfolio's overall credit quality, market price exposure and management.

                                         PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

IN CONCLUSION

Though it appears that the Fed will continue to remove its accommodative stance, i.e., raise the federal funds target rate, no one can be certain about the future direction of interest rates. The portfolio's relatively short weighted average maturity--17 days at the close of the period-- makes it likely that interest rates, whether they rise or fall, will be reflected relatively quickly in yields paid to shareholders.

     Thank you for choosing Premier U.S. Government Money Portfolio. AIM is committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to customer service. To reach a member of our Client Services department, call 800-959-4246.

Sincerely,

/S/ ROBERT H. GRAHAM                                /S/ MARK H. WILLIAMSON

Robert H. Graham                                    Mark H. Williamson
Trustee, Vice Chair & President,                    Director, Chair & President,
AIM Treasurer's Series Trust                        A I M Advisors, Inc.

The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Team managed by A I M Advisors, Inc.
--------------------------------------------------------------------------------
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Portfolio Composition by Maturity

In days, as of 2/28/05

1-7         67.3%
8-30        12.0
31-60        7.8
61-90        9.9
91-150       3.0
151-210      0.0
211+         0.0
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING FEES AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
--------------------------------------------------------------------------------

PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2004, to February 28, 2005.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

--------------------------------------------------------------------------------

                                           ACTUAL                        HYPOTHETICAL
                                                             (5% annual return before expenses)

           Beginning Account   Ending Account     Expenses    Ending Account      Expenses
  Share         Value                Value      Paid During       Value          Paid During
  Class       (9/01/04)         (2/28/05)/1/     Period/23/     (2/28/05)         Period/24/
Investor     $ 1,000.00          $ 1,005.90       $ 4.18        $ 1,020.63         $ 4.21

--------------------------------------------------------------------------------

/1/The actual ending account value is based on the actual total return of the Fund for the period September 1, 2004, to February 28, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

/2/Expenses are equal to the Fund's annualized expense ratio, 0.84% for Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Board of Trustees and the shareholders have approved a new investment advisory agreement for the fund, effective February 25, 2005. Pursuant to the new investment advisory agreement, the management fee for the fund has been changed to 0.25% of the fund's average daily net assets. Effective February 25, 2005, the fund's investment advisor has agreed to voluntarily to waive, on an annual basis, management fees equal to 0.08% of the fund's average daily net assets to limit the management fee to 0.17%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.17% for the Investor Class shares.

/3/The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $0.85 for Investor Class shares.

/4/The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $0.85 for Investor Class shares

FINANCIALS

SCHEDULE OF INVESTMENTS
February 28, 2005
(Unaudited)

                                                       PAR
                                            MATURITY  (000)     VALUE
      -------------------------------------------------------------------
      U.S. GOVERNMENT AGENCY
       SECURITIES-47.83%

      FEDERAL HOME LOAN
       BANK (FHLB)-16.52%
      Unsec. Bonds,
       1.31%                                04/22/05 $ 1,000 $  1,000,000
      -------------------------------------------------------------------
        4.15%                               04/26/05     500      501,180
      -------------------------------------------------------------------
      Unsec. Disc. Notes,
       1.98%/(a)/                           03/23/05   2,000    1,997,580
      -------------------------------------------------------------------
      Unsec. Floating Rate Global Bonds,
       2.41%/(b)/                           03/15/05   2,000    1,999,988
      -------------------------------------------------------------------
                                                                5,498,748
      -------------------------------------------------------------------

      FEDERAL HOME LOAN MORTGAGE
       CORP. (FHLMC)-6.35%
      Unsec. Disc. Notes,/(a)/
       2.49%                                04/04/05   1,100    1,097,413
      -------------------------------------------------------------------
        2.74%                               07/05/05   1,027    1,017,151
      -------------------------------------------------------------------
                                                                2,114,564
      -------------------------------------------------------------------

      FEDERAL NATIONAL MORTGAGE
       ASSOCIATION (FNMA)-24.96%
      Unsec. Disc. Notes,/(a)/
       2.42%                                05/04/05   2,327    2,316,989
      -------------------------------------------------------------------
        2.50%                               05/25/05   1,000      994,097
      -------------------------------------------------------------------
      Unsec. Floating Rate Notes,
       2.62%/(c)/                           05/10/05   5,000    5,000,000
      -------------------------------------------------------------------
                                                                8,311,086
      -------------------------------------------------------------------
          Total U.S. Government Agency
           Securities (Cost $15,924,398)                       15,924,398
      -------------------------------------------------------------------
          Total Investments (excluding
           Repurchase Agreements)
           (Cost $15,924,398)                                  15,924,398
      -------------------------------------------------------------------

                                                        PAR
                                             MATURITY  (000)      VALUE
     ----------------------------------------------------------------------
     REPURCHASE
      AGREEMENTS-52.63%
     ABN AMRO Bank N.V., New York
      Branch (Netherlands)
      2.63%/(d)/                             03/01/05 $ 1,000 $  1,000,000
     ----------------------------------------------------------------------
     Bank of Nova Scotia (The)-New York
      Branch (Canada)
      2.63%/(e)/                             03/01/05   5,526    5,525,916
     ----------------------------------------------------------------------
     Bear, Stearns & Co., Inc.
      2.60%/(f)/                             03/01/05   5,000    5,000,000
     ----------------------------------------------------------------------
     BNP Paribas Securities Corp.-New York
      Branch (France)
      2.63%/(g)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
     Citigroup Global Markets Inc.
      2.63%/(h)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
     Credit Suisse First Boston LLC-New York
      Branch (Switzerland)
      2.63%/(i)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
     Deutsche Bank Securities Inc.-New York
      Branch (Germany)
      2.62%/(j)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
     Morgan Stanley
      2.63%/(k)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
     WestLB A.G., New York Branch (Germany)
      2.63%/(l)/                             03/01/05   1,000    1,000,000
     ----------------------------------------------------------------------
         Total Repurchase Agreements
          (Cost $17,525,916)                                    17,525,916
     ----------------------------------------------------------------------
     TOTAL INVESTMENTS-100.46%
      (Cost $33,450,314)/(m)/                                   33,450,314
     ----------------------------------------------------------------------
     OTHER ASSETS LESS
      LIABILITIES-(0.46%)                                         (153,091)
     ----------------------------------------------------------------------
     NET ASSETS-100.00%                                       $ 33,297,223
     ----------------------------------------------------------------------


Investment Abbreviations:
Disc.- Discounted
Unsec.- Unsecured
Notes to Schedule of Investments:
(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on February 28, 2005.
(c) Interest rate is redetermined daily. Rate shown is the rate in effect on February 28, 2005.
(d) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $200,014,661. Collateralized by $204,718,000 U.S. Government obligations, 0% due 4/15/05 to 04/20/05 with an aggregate market value at February 28, 2005 of $204,000,543. The amount to be received upon repurchase by the Fund is $1,000,073.
(e) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $250,018,264. Collateralized by $245,647,000 U.S. Government obligations, 0% to 6.38% due 03/30/05 to 08/15/28 with an aggregate market value at February 28, 2005 of $255,000,788. The amount to be received upon repurchase by the Fund is $5,526,320.
(f) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $100,007,222. Collateralized by $185,224,000 U.S. Government obligations, 0% to 4.50% due 05/15/06 to 11/15/22 with an aggregate market value at February 28, 2005 of $102,659,152. The amount to be received upon repurchase by the Fund is $5,000,361.
(g) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $250,018,264. Collateralized by $243,527,000 U.S. Government obligations, 0% to 6.25% due 03/31/05 to 05/15/29 with an aggregate market value at February 28, 2005 of $255,000,093. The amount to be received upon repurchase by the Fund is $1,000,073.
(h) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $375,027,396. Collateralized by $386,679,000 U.S. Government obligations, 0% to 4.50% due 02/07/06 to 01/15/15 with an aggregate market value at February 28, 2005 of $382,500,265. The amount to be received upon repurchase by the Fund is $1,000,073.
(i) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $250,018,264. Collateralized by $258,615,000 U.S. Government obligations, 1.30% to 4.63% due 03/23/05 to 06/04/15 with an aggregate market value at February 28, 2005 of $257,221,967. The amount to be received upon repurchase by the Fund is $1,000,073.

(j) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $250,018,194. Collateralized by $250,819,000 U.S. Government obligations, 0% to 5.38% due 03/29/05 to 11/05/12 with an aggregate market value at February 28, 2005 of $255,000,721. The amount to be received upon repurchase by the Fund is $1,000,073.
(k) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $500,036,528. Collateralized by $455,935,000 U.S. Government obligations, 4.25% to 7.13% due 04/15/07 to 01/15/30 with an aggregate market value at February 28, 2005 of $517,771,271. The amount to be received upon repurchase by the Fund is $1,000,073.
(l) Joint repurchase agreement entered into February 28, 2005 with an aggregate maturing value of $170,012,419. Collateralized by $191,475,000 U.S. Government obligations, 0% to 7.00% due 07/15/05 to 08/15/19 with an aggregate market value at February 28, 2005 of $173,400,415. The amount to be received upon repurchase by the Fund is $1,000,073.
(m) Also represents cost for federal income tax purposes.






See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005
(Unaudited)

 ASSETS:
 Investments, excluding repurchase agreements, at value
  (cost $15,924,398)                                               $15,924,398
 -----------------------------------------------------------------------------
 Repurchase agreements (cost $17,525,916)                           17,525,916
 -----------------------------------------------------------------------------
     Total investments (cost $33,450,314)                           33,450,314
 -----------------------------------------------------------------------------
 Cash                                                                    5,635
 -----------------------------------------------------------------------------
 Receivables for:
   Fund shares sold                                                      7,426
 -----------------------------------------------------------------------------
   Interest                                                             30,916
 -----------------------------------------------------------------------------
 Investment for trustee deferred compensation and retirement plans      23,145
 -----------------------------------------------------------------------------
 Other assets                                                           10,673
 -----------------------------------------------------------------------------
     Total assets                                                   33,528,109
 -----------------------------------------------------------------------------

 LIABILITIES:
 Payables for:
   Fund shares reacquired                                              144,162
 -----------------------------------------------------------------------------
   Dividends                                                             1,030
 -----------------------------------------------------------------------------
   Trustee deferred compensation and retirement plans                   26,021
 -----------------------------------------------------------------------------
 Accrued trustees' fees                                                  1,872
 -----------------------------------------------------------------------------
 Accrued transfer agent fees                                            14,820
 -----------------------------------------------------------------------------
 Accrued operating expenses                                             42,981
 -----------------------------------------------------------------------------
     Total liabilities                                                 230,886
 -----------------------------------------------------------------------------
 Net assets applicable to shares outstanding                       $33,297,223
 -----------------------------------------------------------------------------

 NET ASSETS CONSIST OF:
 Shares of beneficial interest                                     $33,272,679
 -----------------------------------------------------------------------------
 Undistributed net investment income                                    24,544
 -----------------------------------------------------------------------------
                                                                   $33,297,223
 -----------------------------------------------------------------------------

 SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:
 Outstanding                                                        33,297,223
 -----------------------------------------------------------------------------
 Net asset value, offering and redemption price per share          $      1.00
 -----------------------------------------------------------------------------



See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 2005
(Unaudited)

INVESTMENT INCOME:
Interest                                                             $ 371,703
-------------------------------------------------------------------------------

EXPENSES:
Advisory fees                                                           73,581
-------------------------------------------------------------------------------
Administrative services fees                                            24,247
-------------------------------------------------------------------------------
Custodian fees                                                             239
-------------------------------------------------------------------------------
Transfer agent fees                                                     70,322
-------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                   7,731
-------------------------------------------------------------------------------
Registration and filing fees                                            15,788
-------------------------------------------------------------------------------
Professional fees                                                      103,970
-------------------------------------------------------------------------------
Other                                                                   15,613
-------------------------------------------------------------------------------
    Total expenses                                                     311,491
-------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangement  (156,446)
-------------------------------------------------------------------------------
    Net expenses                                                       155,045
-------------------------------------------------------------------------------
Net investment income                                                  216,658
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 $ 216,658
-------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 2005 and the year ended August 31, 2004 (Unaudited)

                                                                                                      FEBRUARY 28,  AUGUST 31,
                                                                                                          2005         2004
--------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
  Net investment income                                                                               $   216,658  $    141,864
--------------------------------------------------------------------------------------------------------------------------------
  Distributions to shareholders from net investment income                                               (216,658)     (141,864)
--------------------------------------------------------------------------------------------------------------------------------
  Share transactions-net                                                                               (8,025,712)  (23,560,485)
--------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                                                              (8,025,712)  (23,560,485)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
  Beginning of period                                                                                  41,322,935    64,883,420
--------------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income of $24,544 and $24,544, respectively)  $33,297,223  $ 41,322,935
--------------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Premier U.S. Government Money Portfolio, formerly INVESCO U.S. Government Money Fund, (the "Fund") is a series portfolio of AIM Treasurer's Series Trust (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company currently offering three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek high level of current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital), if any, annually.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Effective February 25, 2005, under the terms of the investment advisory agreement, the Fund pays an advisory fee at the annual rate of 0.25% of the Fund's average daily net assets. Pursuant to the master investment advisory agreement, AIM bears all expenses incurred by the Fund in connection with its operations, except for (i) interest, taxes and extraordinary items such as litigation costs; (ii) brokers' commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (iii) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies. Prior to February 25, 2005, under the terms of the investment advisory agreement, the Fund paid an advisory fee at an annual rate of 0.40% on the first $300 million of the Fund's average daily net assets, plus 0.30% on the next $200 million of the Fund's average daily net assets, plus 0.20% on the Fund's average daily net assets in excess of $500 million.
  Effective February 25, 2005, AIM has voluntarily agreed to waive advisory fees equal to 0.08% of the Fund's average daily net assets. Prior to February 25, 2005, AIM had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) to 0.85% of the Fund's average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended February 28, 2005, AIM waived fees of $73,581 and reimbursed expenses of $78,335.
  For the six months ended February 28, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $4,123 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.
  Effective February 25, 2005, the Trust has entered into a master administrative services agreement with AIM to provide accounting services to the Fund. AIM does not charge the Fund any fees under this agreement. Prior to February 25, 2005, the Fund, pursuant to a master administrative services agreement with AIM, had agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period September 1, 2004 through February 24, 2005, AIM was paid $24,247.
  Effective February 25, 2005, the Trust also has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AISI") to provide transfer agency and shareholder services to the Fund. AIM does not charge the Fund any fees under this agreement. Prior to February 25, 2005, the Fund, pursuant to a transfer agency and service agreement, had agreed to pay AISI a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period September 1, 2004 through February 24, 2005, the Fund paid AISI $70,322 for Investor Class shares.
  Effective February 25, 2005, the Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Investor Class shares. Also, effective February 25, 2005, the Trust has entered into a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares. Prior to February 25, 2005, AIM Distributors served as the distributor for the investor class shares of Fund.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI, FMC and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $407.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Effective February 25, 2005, the Fund's allocable portion of the compensation and expenses of the Trustees, including its allocable portion of the expenses of the deferred compensation plan and retirement plan, are paid by AIM and not by the Trust.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended February 28, 2005, the Fund paid legal fees of $2,164 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended February 28, 2005.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  The Fund did not have a capital loss carryforward as of August 31, 2004.

NOTE 7--SHARE INFORMATION

On February 25, 2005, the Fund established a multi-class structure and began to offer two different classes of shares: Investor Class shares and Institutional Class Shares. Each class of shares are sold at net asset value. Shares issued prior to February 25, 2005 are now designated as Investor Class shares.

                              CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED              YEAR ENDED
                                           FEBRUARY 28,                AUGUST 31,
                                               2005                       2004
                                    -------------------------  -------------------------
                                       SHARES       AMOUNT        SHARES       AMOUNT
-----------------------------------------------------------------------------------------
Sold                                 12,130,061  $ 12,130,061   35,298,797  $ 35,298,797
-----------------------------------------------------------------------------------------
Issued as reinvestment of dividends     208,944       208,944      137,084       137,084
-----------------------------------------------------------------------------------------
Reacquired                          (20,364,717)  (20,364,717) (58,996,366)  (58,996,366)
-----------------------------------------------------------------------------------------
                                     (8,025,712) $ (8,025,712) (23,560,485) $(23,560,485)
-----------------------------------------------------------------------------------------

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         INVESTOR CLASS
                                         ------------------------------------------------------------------------------
                                          SIX MONTHS        YEAR    THREE MONTHS
                                            ENDED          ENDED       ENDED                YEAR ENDED MAY 31,
                                         FEBRUARY 28,    AUGUST 31,  AUGUST 31,     ----------------------------------
                                             2005           2004        2003          2003     2002     2001     2000
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.00        $  1.00     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                         0.01          0.003       0.001          0.01     0.02     0.05     0.05
-----------------------------------------------------------------------------------------------------------------------
Less dividends from net investment
 income                                      (0.01)        (0.003)     (0.001)        (0.01)   (0.02)   (0.05)   (0.05)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  1.00        $  1.00     $  1.00       $  1.00  $  1.00  $  1.00  $  1.00
-----------------------------------------------------------------------------------------------------------------------
Total return/(a)/                             0.59%          0.30%       0.08%         0.72%    1.67%    5.24%    4.74%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $33,297        $41,323     $64,883       $67,097  $75,720  $75,380  $86,060
-----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
 With fee waivers and/or expenses
   reimbursements                             0.84%/(b)/     0.85%       0.85%/(c)/    0.85%    0.85%    0.86%    0.86%
-----------------------------------------------------------------------------------------------------------------------
 Without fee waivers and/or expenses
   reimbursements                             1.68%/(b)/     1.50%       1.25%/(c)/    1.11%    1.04%    1.18%    1.16%
-----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to
 average net assets                           1.17%/(b)/     0.29%       0.33%/(c)/    0.72%    1.65%    5.10%    4.63%
-----------------------------------------------------------------------------------------------------------------------

/(a)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
/(b)/Ratios are annualized and based on average daily net assets of $37,372,428. /(c)/Annualized.

NOTE 9--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.

REGULATORY INQUIRIES AND PENDING LITIGATION

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  Ongoing Regulatory Inquiries Concerning IFG and AIM

  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

  Private Civil Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.

  Private Civil Actions Alleging Improper Use of Fair Value Pricing

  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.

  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes

  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.

  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements

  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.

        *    *    *    *    *    *    *    *    *    *    *    *    *    *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Premier U.S. Government Money Portfolio, an investment portfolio of AIM Treasurer's Series Trust, a Delaware statutory trust ("Trust"), was held February 24, 2005. The meeting was held for the following purpose:

(1) To approve a new Investment Advisory Agreement with A I M Advisors, Inc.

The results of the voting on the above matter was as follows:

                                                                                          VOTES   WITHHELD/
    MATTER                                                                    VOTES FOR  AGAINST ABSTENTIONS
------------------------------------------------------------------------------------------------------------
(1) Approval of a new Investment Advisory Agreement with A I M Advisors, Inc. 18,062,271 661,142   891,195

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Robert H. Graham                                         11 Greenway Plaza
                    Vice Chair and President                                 Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Mark H. Williamson
James T. Bunch      Executive Vice President                                 INVESTMENT ADVISOR
                                                                             A I M Advisors, Inc.
Bruce L. Crockett   Lisa O. Brinkley                                         11 Greenway Plaza
Chair               Senior Vice President and Chief Compliance Officer       Suite 100
                                                                             Houston, TX 77046-1173
Albert R. Dowden    Russell C. Burk
                    Senior Vice President                                    TRANSFER AGENT
Edward K. Dunn, Jr.                                                          AIM Investment Services, Inc.
                    Kevin M. Carome                                          P.O. Box 4739
Jack M. Fields      Senior Vice President, Secretary and Chief Legal Officer Houston, TX 77210-4739

Carl Frischling     Sidney M. Dilgren                                        CUSTODIAN
                    Vice President and Treasurer                             The Bank of New York
Robert H. Graham                                                             2 Hanson Place
                    Robert G. Alley                                          Brooklyn, NY 11217-1431
Gerald J. Lewis     Vice President
                                                                             COUNSEL TO THE FUND
Prema Mathai-Davis  Stuart W. Coco                                           Ballard Spahr
                    Vice President                                           Andrews & Ingersoll, LLP
Lewis F. Pennock                                                             1735 Market Street, 51st Floor
                    J. Philip Ferguson                                       Philadelphia, PA 19103-7599
Ruth H. Quigley     Vice President
                                                                             COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll          Karen Dunn Kelley                                        Kramer, Levin, Naftalis & Frankel LLP
                    Vice President                                           919 Third Avenue
Mark H. Williamson                                                           New York, NY 10022-3852

                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

       Domestic Equity                              Sector Equity

AIM Aggressive Growth Fund               AIM Advantage Health Sciences Fund/1/
AIM Balanced Fund*                       AIM Energy Fund/1/
AIM Basic Balanced Fund*                 AIM Financial Services Fund/1/
AIM Basic Value Fund                     AIM Global Health Care Fund
AIM Blue Chip Fund                       AIM Global Real Estate Fund/9/
AIM Capital Development Fund             AIM Gold & Precious Metals Fund/1/
AIM Charter Fund                         AIM Health Sciences Fund/1/
AIM Constellation Fund                   AIM Leisure Fund/1/
AIM Core Stock Fund/1/                   AIM Multi-Sector Fund/1/
AIM Dent Demographic Trends Fund         AIM Real Estate Fund/8/
AIM Diversified Dividend Fund            AIM Technology Fund/1/
AIM Dynamics Fund1                       AIM Utilities Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund                     Fixed Income
AIM Large Cap Growth Fund
AIM Libra Fund                           TAXABLE
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/          AIM Floating Rate Fund
AIM Mid Cap Growth Fund                  AIM High Yield Fund
AIM Mid Cap Stock Fund/1/                AIM Income Fund
AIM Opportunities I Fund                 AIM Intermediate Government Fund
AIM Opportunities II Fund                AIM Limited Maturity Treasury Fund
AIM Opportunities III Fund               AIM Money Market Fund
AIM Premier Equity Fund                  AIM Short Term Bond Fund
AIM S&P 500 Index Fund/1/                AIM Total Return Bond Fund
AIM Select Equity Fund                   Premier Portfolio
AIM Small Cap Equity Fund/3/             Premier U.S. Government Money
AIM Small Cap Growth Fund/4/              Portfolio/1/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/                TAX-FREE
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund         AIM High Income Municipal Fund
AIM Weingarten Fund                      AIM Municipal Bond Fund
                                         AIM Tax-Exempt Cash Fund
* Domestic equity and income fund        AIM Tax-Free Intermediate Fund
                                         Premier Tax-Exempt Portfolio

            International/Global Equity
                                                       AIM Allocation Solutions
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund              AIM Conservative Allocation Fund
AIM European Growth Fund                 AIM Growth Allocation Fund/10/
AIM European Small Company Fund/5/       AIM Moderate Allocation Fund
AIM Global Aggressive Growth Fund        AIM Moderate Growth Allocation Fund/9/
AIM Global Equity Fund/6/                AIM Moderately Conservative
AIM Global Growth Fund                   Allocation Fund/9/
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund


/1/The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /8/As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /9/Available effective April 29, 2005. /10/Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

If used after June 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.

--------------------------------------------------------------------------------
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
--------------------------------------------------------------------------------

AIMinvestments.com               I-TST-SAR-1            A I M Distributors, Inc.


                          [YOUR GOALS. OUR SOLUTIONS.]
                            - REGISTERED TRADEMARK -

Mutual    Retirement   Annuities   College   Separately   Offshore    Cash
Funds     Products                 Savings   Managed      Products    Management
                                   Plans     Accounts

                                                          [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2. CODE OF ETHICS.

          There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

          Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer's Series Trust


By: /s/ Robert H. Graham
    ------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 6, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ------------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: May 6, 2005


By: /s/ Sidney M. Dilgren
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 6, 2005

                                  EXHIBIT INDEX

12(a)(1) Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.